Employee Benefit Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013
Schedule of Pension Expense

The components of net periodic benefit cost for pension benefits were as follows (in millions):

	Three Fiscal Months Ended
	March 28, 2014		March 29, 2013
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Service cost	$0.5	$1.4	$0.5	$1.7
Interest cost	2.0	1.7	1.8	1.4
Expected return on plan assets	(2.7)	(0.8)	(2.3)	(0.5)
Amortization of prior service cost	—	0.3	2.1	0.2
Amortization of net loss	1.2	0.1	—	0.4

Net pension expense	$1.0	$2.7	$2.1	$3.2

Pension expense included the following components (in millions):

	U.S. Plans Year ended			Non-U.S. Plans Year ended
	Dec 31, 2013	Dec 31, 2012	Dec 31, 2011	Dec 31, 2013	Dec 31, 2012	Dec 31, 2011
Pension expense:
Service cost	$1.9	$1.8	$1.4	$6.5	$4.3	$3.1
Interest cost	7.2	7.7	8.1	5.9	6.1	5.7
Expected return on plan assets	(9.4)	(9.1)	(10.6)	(2.7)	(2.0)	(2.4)
Amortization of prior service cost	0.1	0.1	0.1	1.2	1.4	0.3
Amortization of net loss	8.5	8.3	5.1	1.2	1.2	1.2
Amortization of transition obligation	—	—	—	0.1	0.2	0.2
Curtailment (gain) loss	—	—	—	—	—	—
Settlement (gain) loss	—	—	—	0.1	0.1	0.3

Net pension expense	$8.3	$8.8	$4.1	$12.3	$11.3	$8.4

Schedule of Changes in Benefit Obligations

The changes in the benefit obligation and plan assets, the funded status of the plans and the amounts recognized in the Consolidated Balance Sheets are as follows (in millions):

	U.S. Plans		Non-U.S. Plans
	Dec 31, 2013	Dec 31, 2012	Dec 31, 2013	Dec 31, 2012
Changes in Benefit Obligation:
Beginning benefit obligation	$180.4	$167.2	$158.5	$114.2
Impact of foreign currency exchange rate change	—	—	(8.9)	—
Acquisitions	—	—	—	19.1
Service cost	1.9	1.8	6.5	4.3
Interest cost	7.2	7.7	5.9	6.1
Settlement (gain) loss	—	—	(3.7)	(2.5)
Benefits paid	(10.1)	(9.9)	(5.0)	(4.1)
Employee contributions	—	—	0.6	0.2
Amendments / Change in assumptions	(0.1)	0.1	(2.3)	4.0
Actuarial (gain) loss	(9.4)	13.5	(8.7)	17.2

Ending benefit obligation	$169.9	$180.4	$142.9	$158.5

Changes in Plan Assets:
Beginning fair value of plan assets	$129.1	$126.6	$46.1	$40.1
Impact of foreign currency exchange rate change	—	—	(3.4)	0.5
Acquisitions	—	—	—	16.9
Employee contributions	—	—	0.6	—
Actual return on plan assets	23.4	11.9	6.3	2.5
Company contributions	0.5	0.5	10.7	8.0
Settlements	—	—	(3.7)	(17.8)
Benefits paid	(10.1)	(9.9)	(5.0)	(4.1)

Ending fair value of plan assets	$142.9	$129.1	$51.6	$46.1

Funded status at end of year	$(27.0)	$(51.3)	$(91.3)	$(112.4)

Amounts Recognized in Consolidated Balance Sheets:
Other Assets	$—	$—	$6.3	$0.2

Accrued liabilities	$(0.4)	$(0.4)	$(5.2)	$(5.7)

Other liabilities	$(26.6)	$(50.9)	$(92.4)	$(106.9)

Recognized in Accumulated Other Comprehensive Income:
Net actuarial loss	$55.4	$87.6	$17.1	$31.2
Prior service cost	0.4	0.4	5.7	8.9
Transition obligation	—	—	0.3	0.5

	$55.8	$88.0	$23.1	$40.6

Schedule of Accumulated Benefit Obligations

Pension plans with accumulated benefit obligations in excess of plan assets consist of the following (in millions):

	U.S. Plans		Non-U.S. Plans
	Dec 31, 2013	Dec 31, 2012	Dec 31, 2013	Dec 31, 2012
Projected benefit obligation	$169.9	$180.4	$115.4	$149.7
Accumulated benefit obligation	169.4	179.4	104.5	136.1
Fair value of the plan assets	142.9	129.0	49.6	44.2

Schedule of Weighted Average Assumptions Used in Determining Benefit Obligations and Net Pension Expense

The weighted average assumptions used in determining benefit obligations were:

	U.S. Plans		Non-U.S. Plans
	Dec 31, 2013	Dec 31, 2012	Dec 31, 2013	Dec 31, 2012
Discount rate	4.85%	4.10%	4.36%	4.20%
Expected rate of increase in future compensation levels	2.00%	2.00%	3.85%	4.10%

The weighted average assumptions used to determine net pension expense were:

	U.S. Plans			Non-U.S. Plans
	Dec 31, 2013	Dec 31, 2012	Dec 31, 2011	Dec 31, 2013	Dec 31, 2012	Dec 31, 2011
Discount rate	4.12%	4.70%	5.40%	4.26%	5.10%	5.60%
Expected rate of increase in future compensation levels	2.00%	2.00%	2.00%	3.94%	6.10%	4.30%
Long-term expected rate of return on plan assets	7.50%	7.50%	8.50%	6.09%	4.50%	7.20%

Schedule of Allocation of Plan Assets

The fair value of the Company’s pension plan assets at December 31, 2013 by asset category are as follows (in millions):

Asset Category	Total	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity Securities	$76.7	$76.6	$0.1	$—
Mutual Funds	89.5	58.9	30.6	—
Short Term Investments	2.3	—	2.3	—
Equitable Contract	1.2	—	1.2	—
Fixed Income	20.8	—	20.8	—
Coal Lease (1)	4.0	—	—	4.0

Total	$194.5	$135.5	$55.0	$4.0

The fair value of the Company’s pension plan assets at December 31, 2012 by asset category are as follows (in millions):

Asset Category	Total	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity Securities	$77.3	$77.2	$0.1	$—
Mutual Funds	54.7	37.9	16.8	—
Short Term Investments	2.1	—	2.1	—
Equitable Contract	1.3	—	1.3	—
Fixed Income	11.5	—	11.5	—
Coal Lease (1)	4.2	—	—	4.2

Total	$151.1	$115.1	$31.8	$4.2

(1)	The Company’s interest represents approximately 26% of the lease which is currently between American Premier Underwriters (APU), the Lessor and CONSOL Energy (CONSOL), the Lessee. The lease pertains to real property mined by CONSOL located in Pennsylvania.

Schedule of Fair Value Measurements Using Significant Inputs

The following table represents details of the fair value measurements using significant unobservable inputs (Level 3):

Coal Lease
Beginning balance at January 1, 2012	$4.4
Change in fair value of plan assets	(0.2)
Purchases, sales, transfers, and settlements	—

Ending balance December 31, 2012	$4.2
Change in fair value of plan assets	(0.2)
Purchases, sales, transfers, and settlements	—

Ending balance at December 31, 2013	$4.0

Other Postretirement Benefit Plans, Defined Benefit [Member]
Schedule of Costs of Retirement Plans

Net postretirement benefit expense included the following components (in millions):

	Year ended
	Dec 31, 2013	Dec 31, 2012	Dec 31, 2011
Postretirement benefit expense:
Service cost	$0.1	$0.1	$0.1
Interest cost	0.2	0.2	0.3
Amortization of prior service cost	—	—	(0.1)
Amortization of net loss	0.1	—	0.1

Net postretirement benefit expense	$0.4	$0.3	$0.4

Pension Plans, Defined Benefit
Schedule of Costs of Retirement Plans

The changes in accrued postretirement benefits were as follows (in millions):

	Dec 31, 2013	Dec 31, 2012
Changes in Benefit Obligation:
Beginning benefit obligation	$6.3	$7.1
Service cost	0.1	0.1
Interest cost	0.2	0.2
Actuarial loss	(1.1)	(0.4)
Benefits paid	(0.6)	(0.8)
Foreign currency impact	0.1	0.1

Ending benefit obligation	$5.0	$6.3

Funded status at end of year	$(5.0)	$(6.3)

Amounts Recognized in Consolidated Balance Sheets:
Accrued liabilities	$(0.6)	$(0.9)

Other liabilities	$(4.4)	$(5.4)

Recognized in Accumulated Other Comprehensive Income:
Net actuarial loss	$(0.3)	$0.6
Prior service cost	(0.2)	(0.2)

	$(0.5)	$0.4